COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Non-Cancelable Operating Leases
US$

2016	99,655
2017	61,733
2018	28,658
2019	6,179
2020 and thereafter	4,187

200,412